Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable, gross	$ 85,915	$ 101,771
Less: allowance for credit losses	(29,163)	(37,215)
Accounts receivable, net	$ 56,752	$ 64,556